Consolidated Statements of Operations - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Revenue
Oil, natural gas and natural gas liquids revenues	$ 0	$ 703,806	$ 0
Expenses
Lease operating expenses	0	149,072	0
Gathering and processing expenses	0	18,139	0
Production taxes	0	74,460	0
Management fees	0	252,524	0
Acquisition related costs	0	313,366	0
General and administrative expenses	10,056	745,884	163,595
Depreciation, depletion and amortization	0	392,084	0
Total expenses	10,056	1,945,529	163,595
Operating loss	(10,056)	(1,241,723)	(163,595)
Interest expense, net	0	321,093	0
Net loss	$ (10,056)	$ (1,562,816)	$ (163,595)
Basic and diluted net loss per common unit (in Dollars per share)	$ 0	$ (1.70)	$ 0
Weighted average common units outstanding - basic and diluted (in Shares)	0	920,668	0